COMMITMENTS AND CONTINGENCIES - Licenses (Details) ₽ in Millions, ₴ in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 01, 2013	Jul. 12, 2012 RUB (₽) item	Mar. 31, 2015 UAH (₴)	Mar. 31, 2015 RUB (₽)	Mar. 31, 2018 item	Dec. 31, 2018 UAH (₴)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 UAH (₴)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2015 UAH (₴)	Dec. 31, 2015 RUB (₽)
LTE license
Commitments and Contingencies related to Licenses
Number of years to deploy service	7 years
Minimum number of inhabitants for providing LTE services		50,000
Minimum annual investment | ₽		₽ 15,000
LTE license | Vodafone Ukraine (VF Ukraine)
Commitments and Contingencies related to Licenses
Number of years to deploy service					42 months
Minimum number of inhabitants for providing LTE services					10,000
Minimum percentage of population in each regional center					90.00%
Maximum period obligated to deliver LTE services in regional center					12 months
Minimum percentage of population in each population center					90.00%
Amount paid for conversion of frequencies						₴ 130	₽ 271
UMTS Licenses | MTS Ukraine
Commitments and Contingencies related to Licenses
License cost			₴ 2,715	₽ 6,015
Grant period (in years)			15 years	15 years
Amount paid for conversion of frequencies						₴ 230	₽ 535	₴ 299	₽ 645	₴ 358	₽ 865